Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 227.0
Property, plant and equipment, ending balance	322.5	€ 227.0
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	285.3	142.3
Additions	127.5	66.0
Disposals	17.6	7.9
Reclassifications	0.0	0.0
Currency differences	(1.3)	0.7
Acquisition of subsidiaries and businesses	0.2	85.6
Property, plant and equipment, ending balance	396.7	285.3
Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(58.3)	(49.3)
Depreciation	29.4	15.9
Disposals	(13.7)	(6.7)
Currency differences	0.2	(0.2)
Property, plant and equipment, ending balance	(74.2)	(58.3)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	50.9
Property, plant and equipment, ending balance	89.9	50.9
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	61.3	29.4
Additions	20.0	14.9
Disposals	0.8	0.0
Reclassifications	(23.1)	(8.6)
Currency differences	(0.5)	0.0
Acquisition of subsidiaries and businesses	0.0	8.4
Property, plant and equipment, ending balance	104.1	61.3
Land and buildings | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(10.4)	(8.3)
Depreciation	4.4	2.1
Disposals	(0.6)	0.0
Currency differences	0.0	0.0
Property, plant and equipment, ending balance	(14.2)	(10.4)
Equipment, tools and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	94.5
Property, plant and equipment, ending balance	138.3	94.5
Equipment, tools and installations | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	142.4	83.2
Additions	44.3	10.1
Disposals	15.1	6.9
Reclassifications	(25.8)	(1.8)
Currency differences	(0.7)	0.7
Acquisition of subsidiaries and businesses	0.2	54.9
Property, plant and equipment, ending balance	198.3	142.4
Equipment, tools and installations | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(47.9)	(41.0)
Depreciation	25.0	13.8
Disposals	(13.1)	(6.7)
Currency differences	0.2	(0.2)
Property, plant and equipment, ending balance	(60.0)	(47.9)
Construction in progress and advance payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	81.6
Property, plant and equipment, ending balance	94.3	81.6
Construction in progress and advance payments | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	81.6	29.7
Additions	63.2	41.0
Disposals	1.7	1.0
Reclassifications	48.9	10.4
Currency differences	(0.1)	0.0
Acquisition of subsidiaries and businesses	0.0	22.3
Property, plant and equipment, ending balance	94.3	81.6
Construction in progress and advance payments | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Property, plant and equipment, ending balance	€ 0.0	€ 0.0